Notes Payable - Schedule of Notes Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Secured Convertible Note	$ 12,200,000	$ 10,200,000
Less: Current notes payable, net	2,109,090	1,200,000
Less: Debt discount	2,975,606	2,367,708	1,383,905
Less: Debt issuance costs	231,363	350,044
Net Notes payable	$ 6,883,941	$ 6,282,248	$ 5,082,752
First Secured Convertible Note [Member]
Issue Date	Oct. 24, 2014	Oct. 24, 2014
Maturity Date	Dec. 31, 2019	Dec. 31, 2019
Interest Rate	8.50%	8.50%
Secured Convertible Note	$ 5,000,000	$ 5,000,000
Second Secured Convertible Note [Member]
Issue Date	May 04, 2015	May 04, 2015
Maturity Date	Dec. 31, 2019	Dec. 31, 2019
Interest Rate	8.50%	8.50%
Secured Convertible Note	$ 2,000,000	$ 2,000,000
Third Secured Convertible Note [Member]
Issue Date	Feb. 24, 2016	Feb. 24, 2016
Maturity Date	Feb. 23, 2019	Feb. 23, 2019
Interest Rate	8.50%	8.50%
Secured Convertible Note	$ 2,000,000	$ 2,000,000
Convertible Promissory Notes [Member]
Issue Date	Oct. 14, 2016	Oct. 14, 2016
Maturity Date	Dec. 31, 2017	Dec. 31, 2017
Interest Rate	8.50%	8.50%
Secured Convertible Note	$ 1,200,000	$ 1,200,000
Convertible Promissory Notes One [Member]
Issue Date	Feb. 10, 2017
Maturity Date	Dec. 31, 2017
Interest Rate	8.50%
Secured Convertible Note	$ 2,000,000